Shareholders' equity - Repurchase and sales shares programs (Details) - BRL BRL / shares in Units, BRL in Thousands		12 Months Ended
	Jun. 29, 2017	Dec. 31, 2017
Sales shares program
Repurchase and sales shares programs
Number of nominative common shares authorized	892,132
Par value per share	BRL 0
B3 Share Repurchase Program, Call Options
Repurchase and sales shares programs
Number of shares authorized to be repurchased		548,090
Term of share repurchase program		18 months
Treasury shares acquired	548,090
Value of repurchased treasury shares	BRL 17,046